UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® New Insights Fund

March 31, 2015

1.799846.111

ANIF-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 1.0%
Ford Motor Co.	353,200	$ 5,701
General Motors Co.	1,091,600	40,935
Harley-Davidson, Inc.	1,705,689	103,604
PT Astra International Tbk	1,961,300	1,286
Tesla Motors, Inc. (a)(e)	678,224	128,028
		279,554
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	32,300	1,656
Hotels, Restaurants & Leisure - 5.0%
ARAMARK Holdings Corp.	6,723,800	212,674
Chipotle Mexican Grill, Inc. (a)	286,724	186,525
Darden Restaurants, Inc.	563,900	39,101
Domino's Pizza, Inc.	1,705,718	171,510
Dunkin' Brands Group, Inc.	570,500	27,133
Evolution Gaming Group AB	114,500	1,290
Hilton Worldwide Holdings, Inc. (a)	789,500	23,385
Marriott International, Inc. Class A	1,618,536	130,001
Starbucks Corp.	4,945,099	468,301
Whitbread PLC	2,017,515	156,971
		1,416,891
Household Durables - 0.6%
D.R. Horton, Inc.	4,193,824	119,440
Harman International Industries, Inc.	209,100	27,942
Lennar Corp. Class A	113,800	5,896
Mohawk Industries, Inc. (a)	111,200	20,655
		173,933
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	234,600	87,295
Netflix, Inc. (a)	16,000	6,667
Priceline Group, Inc. (a)	163,417	190,242
TripAdvisor, Inc. (a)	255,419	21,243
Wayfair LLC Class A	92,300	2,965
zulily, Inc. Class A (a)(e)	1,392,100	18,083
		326,495
Leisure Products - 0.0%
Polaris Industries, Inc.	18,500	2,610
Media - 2.9%
Altice SA (a)	53,600	5,812
Charter Communications, Inc. Class A (a)	81,000	15,642
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	2,878,000	$ 162,521
Legend Pictures LLC (a)(g)(h)	11,303	27,153
Liberty Global PLC Class A (a)	1,805,605	92,934
Naspers Ltd. Class N	119,300	18,393
Omnicom Group, Inc.	73,600	5,739
Starz Series A (a)	16,269	560
The Walt Disney Co.	3,802,738	398,869
Viacom, Inc. Class B (non-vtg.)	1,531,400	104,595
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	2,267	598
		832,816
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	413,000	33,513
Dollarama, Inc.	503,900	28,168
Macy's, Inc.	36,000	2,337
Poundland Group PLC	1,216,284	6,582
		70,600
Specialty Retail - 2.3%
AutoZone, Inc. (a)	72,350	49,354
Boot Barn Holdings, Inc.	59,300	1,418
Cabela's, Inc. Class A (a)(e)	761,200	42,612
Foot Locker, Inc.	138,100	8,700
Home Depot, Inc.	415,900	47,250
L Brands, Inc.	33,200	3,130
O'Reilly Automotive, Inc. (a)	325,216	70,325
Signet Jewelers Ltd.	219,300	30,437
TJX Companies, Inc.	3,894,767	272,828
Tractor Supply Co.	767,250	65,262
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	181,800	27,425
World Duty Free SpA (a)	4,128,974	44,530
		663,271
Textiles, Apparel & Luxury Goods - 2.1%
Brunello Cucinelli SpA (e)	1,809,352	31,848
China Hongxing Sports Ltd. (a)	6,000,000	251
Coach, Inc.	104,800	4,342
Deckers Outdoor Corp. (a)	39,600	2,886
Hermes International SCA	269,900	95,305
NIKE, Inc. Class B	3,434,889	344,622
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	1,392,038	$ 112,407
VF Corp.	79,400	5,980
		597,641
TOTAL CONSUMER DISCRETIONARY		4,365,467
CONSUMER STAPLES - 7.8%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR (e)	519,561	63,340
Boston Beer Co., Inc. Class A (a)(e)	376,003	100,543
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,590,100	184,786
		348,669
Food & Staples Retailing - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	382,200	15,230
Costco Wholesale Corp.	1,270,625	192,493
CVS Health Corp.	3,698,477	381,720
Diplomat Pharmacy, Inc.	457,400	15,817
Kroger Co.	103,300	7,919
Sprouts Farmers Market LLC (a)	177,005	6,236
Tesco PLC	27,802,300	99,242
Wal-Mart Stores, Inc.	412,300	33,912
Walgreens Boots Alliance, Inc.	35,500	3,006
		755,575
Food Products - 1.5%
Associated British Foods PLC	3,502,192	146,399
Mead Johnson Nutrition Co. Class A	1,984,600	199,512
Mondelez International, Inc.	1,594,143	57,533
Pinnacle Foods, Inc.	74,000	3,020
The Hain Celestial Group, Inc. (a)	373,700	23,935
		430,399
Household Products - 1.1%
Colgate-Palmolive Co.	3,338,449	231,488
Procter & Gamble Co.	867,500	71,083
		302,571
Personal Products - 1.3%
AMOREPACIFIC Group, Inc.	1,856	2,511
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Estee Lauder Companies, Inc. Class A	3,567,444	$ 296,669
L'Oreal SA	445,101	82,007
		381,187
TOTAL CONSUMER STAPLES		2,218,401
ENERGY - 5.6%
Energy Equipment & Services - 1.6%
Oceaneering International, Inc.	1,798,799	97,009
Schlumberger Ltd.	4,119,623	343,741
		440,750
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.	1,795,488	148,684
Antero Resources Corp. (a)(e)	2,244,356	79,271
Birchcliff Energy Ltd. (a)(f)	585,400	3,134
Cabot Oil & Gas Corp.	3,969,080	117,207
Chevron Corp.	2,714,000	284,916
Concho Resources, Inc. (a)	78,980	9,155
Diamondback Energy, Inc. (a)	58,900	4,526
EOG Resources, Inc.	2,041,160	187,154
Golar LNG Ltd.	800,000	26,624
Kinder Morgan, Inc.	1,028,100	43,242
Marathon Petroleum Corp.	140,100	14,345
Memorial Resource Development Corp.	1,226,100	21,751
Noble Energy, Inc.	3,737,961	182,786
Pioneer Natural Resources Co.	35,100	5,739
Tesoro Corp.	162,000	14,789
Valero Energy Corp.	183,100	11,649
		1,154,972
TOTAL ENERGY		1,595,722
FINANCIALS - 18.1%
Banks - 8.1%
Bank of America Corp.	35,246,127	542,438
Bank of Ireland (a)	248,940,628	94,124
HDFC Bank Ltd. sponsored ADR	1,837,572	108,215
JPMorgan Chase & Co.	6,793,300	411,538
Metro Bank PLC Class A (a)(h)	419,395	9,799
PNC Financial Services Group, Inc.	1,684,689	157,080
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
U.S. Bancorp	5,546,914	$ 242,234
Wells Fargo & Co.	13,989,256	761,016
		2,326,444
Capital Markets - 2.7%
Ameriprise Financial, Inc.	885,639	115,877
BlackRock, Inc. Class A	483,946	177,047
Charles Schwab Corp.	4,361,964	132,778
KKR & Co. LP	1,570,300	35,819
Morgan Stanley	6,788,677	242,288
Oaktree Capital Group LLC Class A	1,183,076	61,118
The Blackstone Group LP	203,200	7,902
		772,829
Consumer Finance - 0.5%
American Express Co.	1,773,347	138,534
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class A (a)	2,278	495,465
McGraw Hill Financial, Inc.	1,112,200	115,001
		610,466
Insurance - 3.5%
ACE Ltd.	1,143,595	127,499
AIA Group Ltd.	23,034,400	144,993
American International Group, Inc.	5,339,500	292,551
Fairfax Financial Holdings Ltd. (sub. vtg.)	236,800	132,745
Marsh & McLennan Companies, Inc.	1,552,341	87,071
The Chubb Corp.	1,429,036	144,476
The Travelers Companies, Inc.	538,863	58,267
		987,602
Real Estate Investment Trusts - 0.8%
American Tower Corp.	1,778,275	167,425
Equity Residential (SBI)	676,800	52,696
		220,121
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	30,860	1,195
Realogy Holdings Corp. (a)	2,812,300	127,903
		129,098
TOTAL FINANCIALS		5,185,094
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 18.9%
Biotechnology - 6.1%
Agios Pharmaceuticals, Inc. (a)(e)	1,236,862	$ 116,636
Alexion Pharmaceuticals, Inc. (a)	138,500	24,002
Amgen, Inc.	1,816,549	290,375
Auspex Pharmaceuticals, Inc. (a)	24,400	2,447
Biogen, Inc. (a)	1,014,486	428,357
bluebird bio, Inc. (a)	92,500	11,171
Celgene Corp. (a)	1,122,600	129,413
Celldex Therapeutics, Inc. (a)	109,500	3,052
Cellectis SA sponsored ADR	162,900	5,635
CSL Ltd.	435,118	30,529
Exact Sciences Corp. (a)(e)	620,500	13,663
Gilead Sciences, Inc. (a)	5,575,720	547,145
Insmed, Inc. (a)	136,900	2,848
Juno Therapeutics, Inc.	7,230	439
Karyopharm Therapeutics, Inc. (a)	8,801	269
Light Sciences Oncology, Inc. (a)	2,708,254	0
Medivation, Inc. (a)	498,392	64,327
Neurocrine Biosciences, Inc. (a)	65,700	2,609
Receptos, Inc. (a)	244,700	40,349
Regeneron Pharmaceuticals, Inc. (a)	67,718	30,573
Repligen Corp. (a)	32,295	980
Synageva BioPharma Corp. (a)	72,700	7,090
		1,751,909
Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (a)	2,013,258	108,283
Becton, Dickinson & Co.	338,896	48,662
Boston Scientific Corp. (a)	8,430,224	149,636
DexCom, Inc. (a)	600,538	37,438
Edwards Lifesciences Corp. (a)	680,500	96,944
I-Pulse, Inc. (a)	58,562	15
IDEXX Laboratories, Inc. (a)	17,600	2,719
Medtronic PLC	1,206,300	94,079
The Cooper Companies, Inc.	592,851	111,112
Zimmer Holdings, Inc.	752,869	88,477
		737,365
Health Care Providers & Services - 3.7%
Aetna, Inc.	668,648	71,231
AmerisourceBergen Corp.	205,100	23,314
Anthem, Inc.	537,700	83,026
Cigna Corp.	583,400	75,515
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	370,700	$ 27,888
Henry Schein, Inc. (a)	1,034,762	144,473
UnitedHealth Group, Inc.	5,175,600	612,222
Universal Health Services, Inc. Class B	253,400	29,828
		1,067,497
Health Care Technology - 0.8%
Castlight Health, Inc.	1,325,100	10,283
Cerner Corp. (a)	2,924,030	214,214
		224,497
Life Sciences Tools & Services - 2.3%
Eurofins Scientific SA	490,284	132,190
ICON PLC (a)	46,644	3,290
Illumina, Inc. (a)	433,851	80,540
Mettler-Toledo International, Inc. (a)	536,798	176,419
PAREXEL International Corp. (a)	862,850	59,528
Thermo Fisher Scientific, Inc.	1,356,135	182,183
Waters Corp. (a)	259,900	32,311
		666,461
Pharmaceuticals - 3.4%
Astellas Pharma, Inc.	9,487,000	155,444
Bristol-Myers Squibb Co.	3,252,600	209,793
Jazz Pharmaceuticals PLC (a)	125,000	21,599
Johnson & Johnson	2,754,400	277,093
Lupin Ltd.	23,819	768
Mallinckrodt PLC (a)	66,700	8,448
Novo Nordisk A/S Series B	1,699,350	90,718
Perrigo Co. PLC	596,785	98,798
Sun Pharmaceutical Industries Ltd. (a)	196,818	3,236
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,488,300	92,721
		958,618
TOTAL HEALTH CARE		5,406,347
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.4%
Rockwell Collins, Inc.	18,900	1,825
The Boeing Co.	262,500	39,396
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	291,700	$ 63,801
United Technologies Corp.	47,000	5,508
		110,530
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	470,700	34,465
FedEx Corp.	523,900	86,679
XPO Logistics, Inc. (a)	356,600	16,215
		137,359
Airlines - 1.1%
American Airlines Group, Inc.	372,800	19,676
Delta Air Lines, Inc.	353,200	15,880
Ryanair Holdings PLC sponsored ADR	1,968,895	131,463
Southwest Airlines Co.	2,668,600	118,219
United Continental Holdings, Inc. (a)	465,400	31,298
		316,536
Building Products - 0.5%
A.O. Smith Corp.	9,900	650
Fortune Brands Home & Security, Inc.	899,508	42,709
Toto Ltd. (e)	6,114,000	90,787
		134,146
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	20,900	2,935
Industrial Conglomerates - 0.6%
3M Co.	16,900	2,788
Danaher Corp.	1,734,668	147,273
General Electric Co.	903,400	22,413
		172,474
Machinery - 0.2%
Deere & Co.	254,100	22,282
Illinois Tool Works, Inc.	29,200	2,836
PACCAR, Inc.	517,513	32,676
Rexnord Corp. (a)	120,100	3,205
		60,999
Professional Services - 0.4%
Equifax, Inc.	115,063	10,701
Robert Half International, Inc.	388,500	23,512
Verisk Analytics, Inc. (a)	1,324,195	94,548
		128,761
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.3%
Canadian Pacific Railway Ltd. (e)	1,554,732	$ 284,665
J.B. Hunt Transport Services, Inc.	744,830	63,605
Kansas City Southern	1,070,239	109,250
Union Pacific Corp.	2,007,832	217,468
		674,988
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
Class A (f)	320,800	12,107
Class A	2,403,511	90,709
United Rentals, Inc. (a)	970,400	88,462
		191,278
TOTAL INDUSTRIALS		1,930,006
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	268,840	7,673
QUALCOMM, Inc.	1,634,600	113,343
		121,016
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	7,286,872	429,415
CDW Corp.	25,100	935
IPG Photonics Corp. (a)(e)	135,000	12,515
Keyence Corp.	5,600	3,056
Trimble Navigation Ltd. (a)	1,109,100	27,949
		473,870
Internet Software & Services - 7.2%
Akamai Technologies, Inc. (a)	2,439,100	173,286
Alibaba Group Holding Ltd. sponsored ADR (e)	562,000	46,781
Cimpress NV (a)	167,636	14,145
Cornerstone OnDemand, Inc. (a)	954,198	27,567
Dropbox, Inc. (a)(h)	1,289,836	24,636
Endurance International Group Holdings, Inc. (a)	3,683,000	70,198
Facebook, Inc. Class A (a)	10,498,259	863,114
Google, Inc.:
Class A (a)	505,846	280,593
Class C (a)	559,946	306,850
LinkedIn Corp. Class A (a)	100,900	25,211
LogMeIn, Inc. (a)	113,860	6,375
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Shutterstock, Inc. (a)(e)	540,350	$ 37,106
SurveyMonkey (h)	2,069,881	35,416
Tencent Holdings Ltd.	339,400	6,445
Twitter, Inc. (a)	842,100	42,172
Yahoo!, Inc. (a)	2,323,424	103,241
		2,063,136
IT Services - 5.3%
Alliance Data Systems Corp. (a)	290,059	85,930
ASAC II LP (a)(h)	9,408,021	142,323
Cognizant Technology Solutions Corp. Class A (a)	674,600	42,088
Fidelity National Information Services, Inc.	1,709,930	116,378
Fiserv, Inc. (a)	1,479,432	117,467
FleetCor Technologies, Inc. (a)	211,200	31,874
Gartner, Inc. Class A (a)	678,300	56,875
IBM Corp.	889,000	142,685
MasterCard, Inc. Class A	2,275,035	196,540
Total System Services, Inc.	2,309,860	88,121
Visa, Inc. Class A	7,455,296	487,651
		1,507,932
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	168,100	7,213
Analog Devices, Inc.	623,300	39,268
ARM Holdings PLC	683,600	11,103
Avago Technologies Ltd.	1,054,545	133,906
Broadcom Corp. Class A	782,700	33,887
Cavium, Inc. (a)	133,300	9,440
Freescale Semiconductor, Inc. (a)	1,883,730	76,781
Inphi Corp. (a)	87,939	1,568
M/A-COM Technology Solutions Holdings, Inc. (a)	701,679	26,145
NXP Semiconductors NV (a)	678,400	68,084
Qorvo, Inc. (a)	535,976	42,717
Skyworks Solutions, Inc.	477,100	46,894
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,713,600	40,235
Texas Instruments, Inc.	97,600	5,581
		542,822
Software - 4.4%
Activision Blizzard, Inc.	1,455,453	33,075
Adobe Systems, Inc. (a)	1,190,061	87,993
Check Point Software Technologies Ltd. (a)	68,600	5,623
Electronic Arts, Inc. (a)	50,300	2,958
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	197,800	$ 8,675
Intuit, Inc.	910,000	88,234
Microsoft Corp.	8,952,513	363,964
Mobileye NV (a)	1,969,820	82,792
NetSuite, Inc. (a)(e)	947,789	87,917
Oracle Corp.	891,700	38,477
Qlik Technologies, Inc. (a)	663,224	20,646
Red Hat, Inc. (a)	204,303	15,476
salesforce.com, Inc. (a)	3,966,283	264,987
ServiceNow, Inc. (a)	422,420	33,278
Symantec Corp.	992,400	23,187
Tableau Software, Inc. (a)	88,100	8,151
Trion World Network, Inc.:
warrants 8/10/17 (a)(h)	18,952	0*
warrants 10/3/18 (a)(h)	27,736	0*
Ultimate Software Group, Inc. (a)	469,058	79,719
Workday, Inc. Class A (a)	61,300	5,174
		1,250,326
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	908,000	112,982
First Data Holdings, Inc. Class B (h)	15,456,860	68,783
Nimble Storage, Inc. (a)	113,000	2,521
		184,286
TOTAL INFORMATION TECHNOLOGY		6,143,388
MATERIALS - 4.4%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	178,500	27,003
Airgas, Inc.	778,700	82,628
CF Industries Holdings, Inc.	208,800	59,232
Ecolab, Inc.	824,313	94,285
LyondellBasell Industries NV Class A	1,006,400	88,362
Monsanto Co.	1,309,267	147,345
Olin Corp.	190,455	6,102
PPG Industries, Inc.	1,043,959	235,455
Sherwin-Williams Co.	651,836	185,447
		925,859
Containers & Packaging - 0.5%
MeadWestvaco Corp.	130,027	6,484
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	111,850	$ 8,746
Rock-Tenn Co. Class A	1,731,846	111,704
Sealed Air Corp.	492,800	22,452
		149,386
Metals & Mining - 0.3%
B2Gold Corp. (a)	18,326,432	27,347
Franco-Nevada Corp.	636,961	30,869
GoviEx Uranium, Inc. (a)	851,865	30
GoviEx Uranium, Inc. (f)	23,200	1
GoviEx Uranium, Inc. (f)	2,625,135	93
Ivanhoe Mines Ltd. (a)	177,500	129
Randgold Resources Ltd. sponsored ADR	69,100	4,787
Tahoe Resources, Inc.	1,708,174	18,720
		81,976
Paper & Forest Products - 0.4%
International Paper Co.	1,936,883	107,478
TOTAL MATERIALS		1,264,699
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	161,300	8,684
TOTAL COMMON STOCKS (Cost $19,950,228)		28,117,808
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(h)	7,091,632	56,449
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(h)	165,366	283
TOTAL CONSUMER DISCRETIONARY		56,732
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (h)	10,791,166	30,726
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. Series CC (a)(h)	516,522	$ 16,730
Life Sciences Tools & Services - 0.2%
Living Proof, Inc. 8.00% (a)(h)	10,369,703	47,908
TOTAL HEALTH CARE		64,638
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (h)	145,254	11,251
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(h)	299,518	5,721
Series C (a)(h)	161,770	3,090
Pinterest, Inc.:
8.00% (h)	335,293	12,035
Series E, 8.00% (a)(h)	2,640,631	94,787
Series F, 8.00% (h)	1,761,729	63,238
		178,871
IT Services - 0.1%
Nutanix, Inc. Series E (h)	783,938	10,834
Software - 0.0%
Cloudera, Inc. Series F (a)(h)	312,284	6,096
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	602,295	295
Series C-1, 8.00% (a)(h)	47,380	23
Series D, 8.00% (a)(h)	50,840	25
		6,439
TOTAL INFORMATION TECHNOLOGY		196,144
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $208,699)		359,491
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (h)		$ 199	$ 199
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	4,149
TOTAL CORPORATE BONDS (Cost $4,883)			4,348
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	177,036,325	177,036
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	635,600,749	635,601
TOTAL MONEY MARKET FUNDS (Cost $812,637)		812,637
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $20,976,447)		29,294,284
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(693,982)
NET ASSETS - 100%		$ 28,600,302
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,335,000 or 0.1% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $668,398,000 or 2.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 94,080
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$ 32,763
Cloudera, Inc. Series F	2/5/14	$ 4,547
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Dropbox, Inc. Series C	1/30/14	$ 3,090
First Data Holdings, Inc. Class B	6/26/14	$ 61,827
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12 - 12/6/13	$ 7,616
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 3,508
Nutanix, Inc. Series E	8/26/14	$ 10,502
Oportun Finance Corp. Series H	2/6/15	$ 30,726
Pinterest, Inc. 8.00%	2/27/15	$ 12,035
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 29,923
Space Exploration Technologies Corp. Series G	1/20/15	$ 11,251
SurveyMonkey	12/15/14	$ 34,050
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 267
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 199
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 158
Fidelity Securities Lending Cash Central Fund	947
Total	$ 1,105
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,422,199	$ 4,337,465	$ -	$ 84,734
Consumer Staples	2,218,401	2,119,159	99,242	-
Energy	1,595,722	1,595,722	-	-
Financials	5,215,820	5,081,171	94,124	40,525
Health Care	5,470,985	5,160,170	246,162	64,653
Industrials	1,941,257	1,839,219	90,787	11,251
Information Technology	6,339,532	5,851,626	20,604	467,302
Materials	1,264,699	1,264,699	-	-
Telecommunication Services	8,684	8,684	-	-
Corporate Bonds	4,348	-	4,149	199
Money Market Funds	812,637	812,637	-	-
Total Investments in Securities:	$ 29,294,284	$ 28,070,552	$ 555,068	$ 668,664
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Information Technology
Beginning Balance	$ 334,440
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	120,827
Cost of Purchases	12,035
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 467,302
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 120,827
(Amounts in thousands)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 138,746
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	22,145
Cost of Purchases	41,978
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,507)
Ending Balance	$ 201,362
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 22,145

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $21,010,984,000. Net unrealized appreciation aggregated $8,283,300,000, of which $8,704,904,000 related to appreciated investment securities and $421,604,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are values using alternate valuation approaches, including the market approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approaches generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 03/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 199	Replacement cost	Recovery rate	1.0%	Increase
Equities	$ 668,465	Adjusted book value	Discount for lack of marketability	40.0%	Decrease
			Book value multiple	1.0	Increase
		Discounted cash flow	Discount rate	8.0% - 10.0% / 18.0%	Decrease
			P/E multiple	15.3	Increase
			FCF multiple	17.1	Increase
			Discount for lack of marketability	15.0%	Decrease
			Probability of success	80.0%	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Discount rate	50.0%	Decrease
			Transaction price	$2.85 - $77.46 / $33.31	Increase
		Market comparable	Discount rate	8.0% - 50.0% / 14.6%	Decrease
			EV/Sales multiple	1.3 - 11.6 / 7.8	Increase
			EV/EBITDA multiple	7.1 - 29.9 / 16.0	Increase
			Discount for lack of marketability	15.0% - 30.0% / 15.4%	Decrease
			P/B multiple	2.7	Increase
			EBITDA multiple	15.3	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
		Tender offer	Tender offer price	$19.10	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor®
Series Opportunistic Insights
Fund

March 31, 2015

1.950955.102

AO1TI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Automobiles - 0.8%
Ford Motor Co.	11,000	$ 177,540
General Motors Co.	34,000	1,275,000
Harley-Davidson, Inc.	1,400	85,036
PT Astra International Tbk	62,800	41,186
Tata Motors Ltd. sponsored ADR	10,403	468,759
Tesla Motors, Inc. (a)(d)	26,469	4,996,553
		7,044,074
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	1,400	71,778
Hotels, Restaurants & Leisure - 4.3%
ARAMARK Holdings Corp.	29,000	917,270
Chipotle Mexican Grill, Inc. (a)	13,329	8,671,048
Darden Restaurants, Inc.	17,500	1,213,450
Domino's Pizza, Inc.	9,300	935,115
Evolution Gaming Group AB	3,500	39,421
Hilton Worldwide Holdings, Inc. (a)	22,700	672,374
Marriott International, Inc. Class A	67,200	5,397,504
Royal Caribbean Cruises Ltd.	5,200	425,620
Sodexo SA	900	87,860
Starbucks Corp.	171,760	16,265,672
Whitbread PLC	32,776	2,550,115
		37,175,449
Household Durables - 0.2%
Harman International Industries, Inc.	6,800	908,684
Lennar Corp. Class A	5,300	274,593
Mohawk Industries, Inc. (a)	3,400	631,550
		1,814,827
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	29,693	11,048,765
Netflix, Inc. (a)	6,461	2,692,234
Priceline Group, Inc. (a)	7,600	8,847,540
TripAdvisor, Inc. (a)	78,734	6,548,307
Wayfair LLC Class A	2,800	89,936
		29,226,782
Leisure Products - 0.3%
Polaris Industries, Inc.	20,300	2,864,330
Media - 3.4%
Altice SA (a)	4,100	444,600
CBS Corp. Class B	488	29,587
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications, Inc. Class A (a)	2,500	$ 482,775
DISH Network Corp. Class A (a)	11,800	826,708
Legend Pictures LLC (f)(g)	614	1,475,018
Liberty Broadband Corp.:
Class A (a)	6,225	351,588
Class C (a)	19,951	1,129,227
Liberty Global PLC:
Class A (a)	83,048	4,274,481
Class C	72,048	3,588,711
Liberty Media Corp. Class C (a)	86,604	3,308,273
Naspers Ltd. Class N	5,200	801,715
Omnicom Group, Inc.	2,300	179,354
Starz Series A (a)	700	24,087
The Walt Disney Co.	114,200	11,978,438
		28,894,562
Multiline Retail - 0.5%
B&M European Value Retail S.A.	85,397	395,868
Dollar Tree, Inc. (a)	12,700	1,030,542
Dollarama, Inc.	10,600	592,539
Macy's, Inc.	6,600	428,406
Next PLC	13,900	1,448,503
Poundland Group PLC	37,282	201,749
		4,097,607
Specialty Retail - 2.5%
AutoZone, Inc. (a)	2,800	1,910,048
Boot Barn Holdings, Inc.	1,800	43,056
Foot Locker, Inc.	4,200	264,600
Home Depot, Inc.	23,000	2,613,030
L Brands, Inc.	5,300	499,737
O'Reilly Automotive, Inc. (a)	17,126	3,703,326
Signet Jewelers Ltd.	6,600	916,014
TJX Companies, Inc.	150,588	10,548,689
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,500	678,825
Zumiez, Inc. (a)	13,269	534,077
		21,711,402
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	3,300	136,719
Deckers Outdoor Corp. (a)	1,200	87,444
NIKE, Inc. Class B	142,245	14,271,441
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	105,800	$ 8,543,350
VF Corp.	6,300	474,453
		23,513,407
TOTAL CONSUMER DISCRETIONARY		156,414,218
CONSUMER STAPLES - 7.2%
Beverages - 0.7%
Anheuser-Busch InBev SA NV ADR	5,400	658,314
Boston Beer Co., Inc. Class A (a)(d)	15,231	4,072,769
Monster Beverage Corp. (a)	7,400	1,024,123
		5,755,206
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,800	470,211
Costco Wholesale Corp.	48,000	7,271,760
CVS Health Corp.	86,924	8,971,426
Diplomat Pharmacy, Inc.	14,000	484,120
Sprouts Farmers Market LLC (a)	26,549	935,321
Walgreens Boots Alliance, Inc.	1,100	93,148
		18,225,986
Food Products - 1.1%
Associated British Foods PLC	148,232	6,196,425
Mead Johnson Nutrition Co. Class A	5,500	552,915
Mondelez International, Inc.	71,735	2,588,916
Pinnacle Foods, Inc.	2,300	93,863
The Hain Celestial Group, Inc. (a)	8,800	563,640
Want Want China Holdings Ltd.	70,000	74,310
		10,070,069
Household Products - 1.8%
Colgate-Palmolive Co.	192,135	13,322,641
Procter & Gamble Co.	26,600	2,179,604
		15,502,245
Personal Products - 1.5%
AMOREPACIFIC Group, Inc.	58	78,454
Estee Lauder Companies, Inc. Class A	150,884	12,547,513
L'Oreal SA	1,322	243,571
		12,869,538
TOTAL CONSUMER STAPLES		62,423,044
Common Stocks - continued
	Shares	Value
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	41,250	$ 3,441,900
Oil, Gas & Consumable Fuels - 1.3%
Birchcliff Energy Ltd. (a)	9,200	49,249
Chevron Corp.	200	20,996
Continental Resources, Inc. (a)	11,610	507,009
Diamondback Energy, Inc. (a)	2,131	163,746
EOG Resources, Inc.	83,986	7,700,676
Kinder Morgan, Inc.	28,600	1,202,916
Marathon Petroleum Corp.	4,400	450,516
Pioneer Natural Resources Co.	1,000	163,510
TAG Oil Ltd. (a)	158,192	166,117
Tesoro Corp.	5,100	465,579
Valero Energy Corp.	5,700	362,634
		11,252,948
TOTAL ENERGY		14,694,848
FINANCIALS - 10.7%
Banks - 4.1%
Banco Santander Chile sponsored ADR	24,100	522,488
Bank of America Corp.	255,400	3,930,606
Citigroup, Inc.	80,373	4,140,817
HDFC Bank Ltd. sponsored ADR	50,587	2,979,068
JPMorgan Chase & Co.	32,300	1,956,734
U.S. Bancorp	55,331	2,416,305
Wells Fargo & Co.	362,904	19,741,978
		35,687,996
Capital Markets - 1.3%
Ameriprise Financial, Inc.	11,300	1,478,492
BlackRock, Inc. Class A	17,447	6,382,810
Charles Schwab Corp.	34,200	1,041,048
Morgan Stanley	35,258	1,258,358
Oaktree Capital Group LLC Class A	24,508	1,266,083
WisdomTree Investments, Inc.	5,600	120,176
		11,546,967
Consumer Finance - 0.6%
American Express Co.	61,445	4,800,083
Discover Financial Services	3,100	174,685
		4,974,768
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class A (a)	111	$ 24,142,500
McGraw Hill Financial, Inc.	35,953	3,717,540
		27,860,040
Insurance - 1.0%
ACE Ltd.	6,764	754,118
AIA Group Ltd.	43,200	271,928
Direct Line Insurance Group PLC	93,600	442,920
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	896,925
Marsh & McLennan Companies, Inc.	65,122	3,652,693
Prudential PLC	71,776	1,781,153
The Chubb Corp.	8,338	842,972
The Travelers Companies, Inc.	1,800	194,634
		8,837,343
Real Estate Investment Trusts - 0.5%
American Tower Corp.	24,800	2,334,920
Equity Residential (SBI)	20,600	1,603,916
		3,938,836
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,340	51,871
TOTAL FINANCIALS		92,897,821
HEALTH CARE - 20.1%
Biotechnology - 9.9%
Agios Pharmaceuticals, Inc. (a)	8,800	829,840
Alexion Pharmaceuticals, Inc. (a)	18,468	3,200,504
Alnylam Pharmaceuticals, Inc. (a)	2,400	250,608
Amgen, Inc.	23,911	3,822,173
Auspex Pharmaceuticals, Inc. (a)	700	70,189
Biogen, Inc. (a)	71,551	30,211,694
bluebird bio, Inc. (a)	2,800	338,156
Celgene Corp. (a)	31,600	3,642,848
Celldex Therapeutics, Inc. (a)	3,400	94,758
Cellectis SA sponsored ADR	5,300	183,327
Enanta Pharmaceuticals, Inc. (a)	10,374	317,652
Exact Sciences Corp. (a)(d)	19,100	420,582
Gilead Sciences, Inc. (a)	324,305	31,824,050
Insmed, Inc. (a)	4,200	87,360
Juno Therapeutics, Inc.	700	42,462
Karyopharm Therapeutics, Inc. (a)	2,900	88,769
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Medivation, Inc. (a)	15,900	$ 2,052,213
Neurocrine Biosciences, Inc. (a)	8,700	345,477
OvaScience, Inc. (a)	144,180	5,007,371
Receptos, Inc. (a)	8,300	1,368,587
Regeneron Pharmaceuticals, Inc. (a)	2,900	1,309,292
Repligen Corp. (a)	2,007	60,933
Synageva BioPharma Corp. (a)	2,200	214,566
Vertex Pharmaceuticals, Inc. (a)	900	106,173
		85,889,584
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	10,674	1,532,680
Boston Scientific Corp. (a)	177,600	3,152,400
C.R. Bard, Inc.	3,900	652,665
DexCom, Inc. (a)	22,972	1,432,074
IDEXX Laboratories, Inc. (a)	1,100	169,928
Medtronic PLC	52,166	4,068,426
Stryker Corp.	3,000	276,750
Zimmer Holdings, Inc.	21,300	2,503,176
		13,788,099
Health Care Providers & Services - 3.8%
Aetna, Inc.	23,614	2,515,599
AmerisourceBergen Corp.	35,225	4,004,026
Anthem, Inc.	17,100	2,640,411
Cardinal Health, Inc.	7,750	699,593
Cigna Corp.	18,500	2,394,640
HCA Holdings, Inc. (a)	11,300	850,099
Henry Schein, Inc. (a)	54,193	7,566,427
UnitedHealth Group, Inc.	95,534	11,300,717
Universal Health Services, Inc. Class B	5,600	659,176
		32,630,688
Health Care Technology - 0.7%
Cerner Corp. (a)	83,719	6,133,254
Life Sciences Tools & Services - 1.2%
Eurofins Scientific SA	1,700	458,352
ICON PLC (a)	1,500	105,795
Illumina, Inc. (a)	3,686	684,269
Mettler-Toledo International, Inc. (a)	12,955	4,257,661
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.	32,881	$ 4,417,234
Waters Corp. (a)	7,500	932,400
		10,855,711
Pharmaceuticals - 2.9%
Actavis PLC (a)	7,133	2,122,923
Astellas Pharma, Inc.	126,100	2,066,136
Biodelivery Sciences International, Inc. (a)	80,233	842,447
Bristol-Myers Squibb Co.	94,268	6,080,286
Jazz Pharmaceuticals PLC (a)	3,800	656,602
Johnson & Johnson	96,674	9,725,404
Mallinckrodt PLC (a)	2,100	265,965
Novo Nordisk A/S Series B	7,300	389,702
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,200	2,815,960
		24,965,425
TOTAL HEALTH CARE		174,262,761
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.2%
Rockwell Collins, Inc.	647	62,468
The Boeing Co.	7,800	1,170,624
TransDigm Group, Inc.	1,600	349,952
United Technologies Corp.	1,400	164,080
		1,747,124
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	11,100	812,742
FedEx Corp.	25,900	4,285,155
XPO Logistics, Inc. (a)(d)	46,661	2,121,676
		7,219,573
Airlines - 0.9%
American Airlines Group, Inc.	11,300	596,414
Delta Air Lines, Inc.	13,000	584,480
Ryanair Holdings PLC sponsored ADR	23,000	1,535,710
Southwest Airlines Co.	91,200	4,040,160
United Continental Holdings, Inc. (a)	20,900	1,405,525
		8,162,289
Building Products - 0.1%
A.O. Smith Corp.	296	19,435
ASSA ABLOY AB (B Shares)	1,600	95,493
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Fortune Brands Home & Security, Inc.	2,785	$ 132,232
Toto Ltd.	27,000	400,922
		648,082
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	2,300	322,989
Electrical Equipment - 0.0%
Sensata Technologies Holding BV (a)	1,300	74,685
Industrial Conglomerates - 1.8%
3M Co.	42,923	7,080,149
Danaher Corp.	86,520	7,345,548
General Electric Co.	27,900	692,199
		15,117,896
Machinery - 0.6%
Deere & Co.	8,000	701,520
Illinois Tool Works, Inc.	34,493	3,350,650
PACCAR, Inc.	16,900	1,067,066
Rexnord Corp. (a)	4,000	106,760
		5,225,996
Professional Services - 0.3%
Equifax, Inc.	3,700	344,100
Robert Half International, Inc.	14,300	865,436
Verisk Analytics, Inc. (a)	16,678	1,190,809
		2,400,345
Road & Rail - 1.7%
Canadian Pacific Railway Ltd.	32,600	5,968,923
J.B. Hunt Transport Services, Inc.	3,000	256,185
Union Pacific Corp.	74,240	8,040,934
		14,266,042
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	39,650	1,496,391
TOTAL INDUSTRIALS		56,681,412
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	8,800	251,152
Palo Alto Networks, Inc. (a)	5,300	774,224
QUALCOMM, Inc.	13,449	932,554
		1,957,930
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	188,900	$ 11,131,877
CDW Corp.	3,388	126,169
IPG Photonics Corp. (a)(d)	5,200	482,040
Keyence Corp.	200	109,139
		11,849,225
Internet Software & Services - 11.9%
Akamai Technologies, Inc. (a)	18,000	1,278,810
Alibaba Group Holding Ltd. sponsored ADR	16,700	1,390,108
Cimpress NV (a)	4,300	362,834
Constant Contact, Inc. (a)	8,202	313,398
eBay, Inc. (a)	4,700	271,096
Facebook, Inc. Class A (a)	758,406	62,352,352
Google, Inc.:
Class A (a)	23,739	13,168,023
Class C (a)	24,739	13,556,972
LinkedIn Corp. Class A (a)	9,622	2,404,153
LogMeIn, Inc. (a)	2,913	163,099
SurveyMonkey (g)	62,998	1,077,896
Tencent Holdings Ltd.	35,600	676,041
Twitter, Inc. (a)	26,200	1,312,096
Yahoo!, Inc. (a)	112,005	4,976,942
		103,303,820
IT Services - 4.6%
Alliance Data Systems Corp. (a)	4,600	1,362,750
ASAC II LP (a)(g)	224,957	3,403,124
Cognizant Technology Solutions Corp. Class A (a)	20,900	1,303,951
Fidelity National Information Services, Inc.	65,197	4,437,308
Fiserv, Inc. (a)	4,700	373,180
FleetCor Technologies, Inc. (a)	7,200	1,086,624
Gartner, Inc. Class A (a)	4,400	368,940
Global Payments, Inc.	4,800	440,064
MasterCard, Inc. Class A	194,790	16,827,908
Total System Services, Inc.	2,200	83,930
Visa, Inc. Class A	148,040	9,683,296
		39,371,075
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	5,200	223,132
Analog Devices, Inc.	19,000	1,197,000
ARM Holdings PLC	21,100	342,691
ASML Holding NV	4,700	474,841
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Ltd.	52,900	$ 6,717,242
Broadcom Corp. Class A	24,000	1,039,080
Cavium, Inc. (a)	17,100	1,211,022
Freescale Semiconductor, Inc. (a)	59,351	2,419,147
Inphi Corp. (a)	5,345	95,301
Linear Technology Corp.	5,700	266,760
M/A-COM Technology Solutions Holdings, Inc. (a)	23,108	861,004
NXP Semiconductors NV (a)	22,798	2,288,007
Qorvo, Inc. (a)	20,162	1,606,911
Skyworks Solutions, Inc.	19,900	1,955,971
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	99,500	2,336,260
Texas Instruments, Inc.	4,500	257,333
		23,291,702
Software - 4.9%
Activision Blizzard, Inc.	3,500	79,538
Adobe Systems, Inc. (a)	41,973	3,103,484
Check Point Software Technologies Ltd. (a)	5,200	426,244
Electronic Arts, Inc. (a)	1,600	94,104
Informatica Corp. (a)	6,100	267,516
Intuit, Inc.	26,100	2,530,656
Microsoft Corp.	154,807	6,293,679
Mobileye NV (a)	46,665	1,961,330
Oracle Corp.	37,600	1,622,440
Qlik Technologies, Inc. (a)	20,700	644,391
Red Hat, Inc. (a)	6,400	484,800
salesforce.com, Inc. (a)	194,326	12,982,920
ServiceNow, Inc. (a)	46,911	3,695,649
Symantec Corp.	30,200	705,623
Tableau Software, Inc. (a)	2,700	249,804
Ultimate Software Group, Inc. (a)	34,641	5,887,411
Workday, Inc. Class A (a)	14,200	1,198,622
Xero Ltd. (a)(d)	10,693	192,657
Zendesk, Inc.	12,800	290,432
		42,711,300
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	180,441	22,452,274
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Nimble Storage, Inc. (a)	3,400	$ 75,854
Xaar PLC	24,188	147,828
		22,675,956
TOTAL INFORMATION TECHNOLOGY		245,161,008
MATERIALS - 3.4%
Chemicals - 3.0%
Agrium, Inc.	4,400	458,569
Air Products & Chemicals, Inc.	5,500	832,040
CF Industries Holdings, Inc.	6,800	1,929,024
Ecolab, Inc.	43,493	4,974,729
Monsanto Co.	8,931	1,005,095
Olin Corp.	6,500	208,260
Platform Specialty Products Corp. (a)	27,900	715,914
PPG Industries, Inc.	46,731	10,539,710
Sherwin-Williams Co.	18,700	5,320,150
		25,983,491
Containers & Packaging - 0.2%
MeadWestvaco Corp.	4,376	218,231
Packaging Corp. of America	4,867	380,551
Rock-Tenn Co. Class A	14,434	930,993
Sealed Air Corp.	15,000	683,400
		2,213,175
Metals & Mining - 0.1%
B2Gold Corp. (a)	69,500	103,711
Franco-Nevada Corp.	1,400	67,847
Ivanhoe Mines Ltd. (a)	12,800	9,298
Primero Mining Corp. (a)	60,700	204,642
Randgold Resources Ltd. sponsored ADR	2,100	145,467
		530,965
Paper & Forest Products - 0.1%
International Paper Co.	11,300	627,037
TOTAL MATERIALS		29,354,668
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	4,900	263,816
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	2,500	$ 79,225
TOTAL TELECOMMUNICATION SERVICES		343,041
TOTAL COMMON STOCKS (Cost $564,560,494)		832,232,821
Convertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (g)	4,308	163,919
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(g)	174,063	1,385,541
TOTAL CONSUMER DISCRETIONARY		1,549,460
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (g)	331,477	943,814
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (g)	4,394	340,359
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.9%
Dropbox, Inc. Series C (a)(g)	53,923	1,029,929
Pinterest, Inc.:
8.00% (g)	10,394	373,097
Series E, 8.00% (a)(g)	63,759	2,288,659
Series F, 8.00% (g)	66,300	2,379,869
Uber Technologies, Inc. Series D, 8.00% (g)	36,744	1,224,222
		7,295,776
IT Services - 0.0%
Nutanix, Inc. Series E (g)	24,249	335,121
Software - 0.3%
Cloudera, Inc. Series F (a)(g)	9,618	187,743
Cloudflare, Inc. Series D (g)	30,199	180,288
Magic Leap, Inc. Series B, 8.00% (g)	231,802	2,503,462
		2,871,493
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(g)	11,508	$ 181,941
TOTAL INFORMATION TECHNOLOGY		10,684,331
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (g)	20,342	250,003
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,948,695)		13,767,967
Bank Loan Obligations - 0.0%
Principal Amount
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 5.25% 10/15/21 (e) (Cost $424,636)	$ 428,925	431,070
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	20,039,894	20,039,894
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	12,561,571	12,561,571
TOTAL MONEY MARKET FUNDS (Cost $32,601,465)		32,601,465
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $607,535,290)		879,033,323
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(13,194,288)
NET ASSETS - 100%		$ 865,839,035
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,724,008 or 2.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 175,392
Altiostar Networks, Inc. Series D	1/7/15	$ 250,003
ASAC II LP	10/10/13	$ 2,249,570
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$ 804,171
Cloudera, Inc. Series F	2/5/14	$ 140,038
Cloudflare, Inc. Series D	11/5/14	$ 184,984
Dropbox, Inc. Series C	1/30/14	$ 1,029,994
Legend Pictures LLC	10/15/14	$ 1,301,699
Magic Leap, Inc. Series B, 8.00%	10/17/14	$ 2,679,631
Nutanix, Inc. Series E	8/26/14	$ 324,852
Oportun Finance Corp. Series H	2/6/15	$ 943,814
Pinterest, Inc. 8.00%	2/27/15	$ 373,097
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 1,126,117
Pure Storage, Inc. Series E	8/22/13	$ 79,768
Security	Acquisition Date	Acquisition Cost
Space Exploration Technologies Corp. Series G	1/20/15	$ 340,359
SurveyMonkey	12/15/14	$ 1,036,317
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 570,012
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,411
Fidelity Securities Lending Cash Central Fund	15,362
Total	$ 22,773
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 157,963,678	$ 154,939,200	$ -	$ 3,024,478
Consumer Staples	62,423,044	62,423,044	-	-
Energy	14,694,848	14,694,848	-	-
Financials	93,841,635	91,116,668	1,781,153	943,814
Health Care	174,262,761	171,806,923	2,455,838	-
Industrials	57,021,771	56,280,490	400,922	340,359
Information Technology	255,845,339	239,552,117	1,127,871	15,165,351
Materials	29,354,668	29,354,668	-	-
Telecommunication Services	593,044	343,041	-	250,003
Bank Loan Obligations	431,070	-	431,070	-
Money Market Funds	32,601,465	32,601,465	-	-
Total Investments in Securities:	$ 879,033,323	$ 853,112,464	$ 6,196,854	$ 19,724,005
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 12,244,002
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,548,252
Cost of Purchases	373,097
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,165,351
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 2,548,252
Other Investments in Securities
Beginning Balance	$ 2,289,109
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	734,913
Cost of Purchases	1,534,176
Proceeds of Sales	456
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,558,654
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 734,913

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $608,343,076. Net unrealized appreciation aggregated $270,690,247, of which $274,362,346 related to appreciated investment securities and $3,672,099 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 19,724,005	Discounted cash flow	Discount rate	8.0%	Decrease
			P/E multiple	15.3	Increase
			Discount for lack of marketability	15.0%	Decrease
		Last transaction price	Transaction price	$2.85 - $77.46 / $32.55	Increase
		Market comparable	Discount rate	10.0% - 26.0% / 20.8%	Decrease
			EV/Sales multiple	1.8 - 11.6 / 3.6	Increase
			EV/EBITDA multiple	15.7 - 28.9 / 21.3	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.0%	Decrease
			Premium rate	20.0%	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
		Tender offer	Tender offer price	$19.10	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Contrafund®

March 31, 2015

1.799873.111

CON-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.9%
Automobiles - 0.9%
Ford Motor Co.	1,405,000	$ 22,677
General Motors Co.	4,237,900	158,921
Mahindra & Mahindra Ltd. (a)	4,327,351	82,533
Maruti Suzuki India Ltd. (a)	1,468,248	91,569
PT Astra International Tbk	7,488,600	4,911
Tata Motors Ltd. sponsored ADR	1,251,190	56,379
Tesla Motors, Inc. (a)(e)	2,917,605	550,756
		967,746
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	122,801	6,296
Hotels, Restaurants & Leisure - 4.0%
ARAMARK Holdings Corp.	3,776,038	119,436
Chipotle Mexican Grill, Inc. (a)(f)	1,916,332	1,246,651
Darden Restaurants, Inc.	2,129,473	147,658
Domino's Pizza, Inc.	1,332,172	133,950
Dunkin' Brands Group, Inc.	1,566,887	74,521
Evolution Gaming Group AB	447,800	5,044
Hilton Worldwide Holdings, Inc. (a)	3,028,592	89,707
Marriott International, Inc. Class A	6,334,192	508,762
Royal Caribbean Cruises Ltd.	715,529	58,566
Sodexo SA	112,217	10,955
Starbucks Corp.	17,912,796	1,696,342
Whitbread PLC	4,741,135	368,881
		4,460,473
Household Durables - 0.2%
Harman International Industries, Inc.	848,300	113,358
Lennar Corp. Class A	675,200	34,982
Mohawk Industries, Inc. (a)	461,271	85,681
		234,021
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	3,450,014	1,283,750
Netflix, Inc. (a)	896,180	373,429
Priceline Group, Inc. (a)	722,429	841,016
TripAdvisor, Inc. (a)	4,927,893	409,853
Wayfair LLC Class A	374,700	12,035
		2,920,083
Leisure Products - 0.1%
Polaris Industries, Inc.	427,245	60,284
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.5%
Altice SA (a)	440,895	$ 47,810
Charter Communications, Inc. Class A (a)	334,100	64,518
Comcast Corp. Class A	2,832,431	159,947
DISH Network Corp. Class A (a)	1,549,117	108,531
Legend Pictures LLC (a)(i)(j)	80,333	192,985
Liberty Broadband Corp. Class C (a)	1,105,048	62,546
Liberty Global PLC:
Class A (a)	5,963,999	306,967
Class C	4,662,169	232,223
Liberty Media Corp. Class C (a)	5,310,991	202,880
Naspers Ltd. Class N	702,400	108,293
Omnicom Group, Inc.	289,200	22,552
Starz Series A (a)	63,511	2,185
The Walt Disney Co.	22,862,681	2,398,067
Weinstein Co. Holdings LLC Class A-1 (a)(i)(j)	41,234	10,886
		3,920,390
Multiline Retail - 0.3%
B&M European Value Retail S.A.	11,044,703	51,199
Dollar Tree, Inc. (a)	1,634,800	132,656
Dollarama, Inc.	1,375,665	76,900
Macy's, Inc.	928,931	60,297
Poundland Group PLC	4,682,965	25,342
		346,394
Specialty Retail - 3.0%
AutoZone, Inc. (a)	371,652	253,526
Boot Barn Holdings, Inc.	229,400	5,487
Foot Locker, Inc.	554,700	34,946
Home Depot, Inc.	2,910,560	330,669
L Brands, Inc.	689,335	64,997
O'Reilly Automotive, Inc. (a)	2,331,282	504,116
Signet Jewelers Ltd.	855,038	118,671
TJX Companies, Inc.	27,727,652	1,942,322
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	666,471	100,537
		3,355,271
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	410,800	17,019
Deckers Outdoor Corp. (a)	152,900	11,142
NIKE, Inc. Class B	16,946,583	1,700,251
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	9,691,473	$ 782,586
VF Corp.	781,037	58,820
		2,569,818
TOTAL CONSUMER DISCRETIONARY		18,840,776
CONSUMER STAPLES - 6.8%
Beverages - 0.6%
Anheuser-Busch InBev SA NV ADR	523,456	63,815
Boston Beer Co., Inc. Class A (a)	504,218	134,828
Monster Beverage Corp. (a)	903,469	125,036
The Coca-Cola Co.	7,108,176	288,237
		611,916
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,457,212	58,068
Costco Wholesale Corp.	5,488,884	831,538
CVS Health Corp.	13,656,938	1,409,533
Diplomat Pharmacy, Inc.	1,789,700	61,888
Kroger Co.	290,795	22,292
Sprouts Farmers Market LLC (a)	1,115,713	39,307
Wal-Mart Stores, Inc.	1,521,900	125,176
Walgreens Boots Alliance, Inc.	137,800	11,669
		2,559,471
Food Products - 0.8%
Associated British Foods PLC	13,089,775	547,182
Mead Johnson Nutrition Co. Class A	622,367	62,567
Mondelez International, Inc.	5,072,317	183,060
Pinnacle Foods, Inc.	289,200	11,802
The Hain Celestial Group, Inc. (a)	1,146,402	73,427
		878,038
Household Products - 2.0%
Colgate-Palmolive Co.	29,133,184	2,020,095
Procter & Gamble Co.	3,172,810	259,980
		2,280,075
Personal Products - 1.1%
AMOREPACIFIC Group, Inc.	14,185	19,187
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Estee Lauder Companies, Inc. Class A	14,464,804	$ 1,202,893
L'Oreal SA	257,574	47,456
		1,269,536
TOTAL CONSUMER STAPLES		7,599,036
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	2,616,441	218,316
Oil, Gas & Consumable Fuels - 1.8%
Americas Petrogas, Inc. (a)(g)	3,560,563	450
Birchcliff Energy Ltd. (a)(g)	686,127	3,673
Birchcliff Energy Ltd. (a)	4,220,178	22,591
Concho Resources, Inc. (a)	375,820	43,565
Continental Resources, Inc. (a)	1,349,261	58,922
Diamondback Energy, Inc. (a)	230,700	17,727
EOG Resources, Inc.	7,035,522	645,087
Kinder Morgan, Inc.	4,243,622	178,487
Marathon Petroleum Corp.	674,600	69,072
Noble Energy, Inc.	16,689,797	816,131
Pioneer Natural Resources Co.	140,500	22,973
Tesoro Corp.	655,700	59,859
Valero Energy Corp.	743,500	47,301
		1,985,838
TOTAL ENERGY		2,204,154
FINANCIALS - 16.2%
Banks - 7.1%
Bank of America Corp.	44,915,269	691,246
Bank of Ireland (a)	1,332,578,717	503,844
Citigroup, Inc.	9,568,474	492,968
HDFC Bank Ltd. sponsored ADR	6,843,361	403,006
JPMorgan Chase & Co.	9,045,238	547,961
Kotak Mahindra Bank Ltd.	1,847,589	38,960
Metro Bank PLC Class A (a)(f)(j)	4,680,628	109,356
PNC Financial Services Group, Inc.	1,188,812	110,845
PT Bank Central Asia Tbk	56,080,400	63,586
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
U.S. Bancorp	25,942,791	$ 1,132,922
Wells Fargo & Co.	70,449,369	3,832,446
		7,927,140
Capital Markets - 1.2%
Ameriprise Financial, Inc.	1,376,073	180,045
BlackRock, Inc. Class A	1,708,363	624,988
Charles Schwab Corp.	5,931,050	180,541
Morgan Stanley	5,934,679	211,809
Oaktree Capital Group LLC Class A	2,188,172	113,041
WisdomTree Investments, Inc. (e)	748,956	16,073
		1,326,497
Consumer Finance - 0.7%
American Express Co.	9,730,093	760,115
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. Class A (a)	23,916	5,201,728
McGraw Hill Financial, Inc.	4,761,876	492,378
		5,694,106
Insurance - 1.6%
ACE Ltd.	3,841,995	428,344
AIA Group Ltd.	62,346,800	392,450
Direct Line Insurance Group PLC	11,650,595	55,131
Fairfax Financial Holdings Ltd. (sub. vtg.)	199,722	111,960
Marsh & McLennan Companies, Inc.	6,165,016	345,796
Prudential PLC	2,547,491	63,217
The Chubb Corp.	3,561,012	360,018
The Travelers Companies, Inc.	783,315	84,700
		1,841,616
Real Estate Investment Trusts - 0.5%
American Tower Corp.	3,600,314	338,970
Equity Residential (SBI)	2,653,174	206,576
		545,546
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	121,086	4,687
TOTAL FINANCIALS		18,099,707
HEALTH CARE - 18.5%
Biotechnology - 7.3%
Agios Pharmaceuticals, Inc. (a)(e)	1,332,989	125,701
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	2,847,000	$ 493,385
Alnylam Pharmaceuticals, Inc. (a)	302,600	31,597
Amgen, Inc.	3,102,297	495,902
Auspex Pharmaceuticals, Inc. (a)	817,255	81,946
Biogen, Inc. (a)	8,622,783	3,640,884
bluebird bio, Inc. (a)	353,180	42,654
Celgene Corp. (a)	4,559,975	525,674
Celldex Therapeutics, Inc. (a)	423,900	11,814
Cellectis SA sponsored ADR	660,600	22,850
Exact Sciences Corp. (a)(e)	2,568,738	56,564
Gilead Sciences, Inc. (a)	19,503,982	1,913,926
Insmed, Inc. (a)	535,400	11,136
Juno Therapeutics, Inc.	27,600	1,674
Karyopharm Therapeutics, Inc. (a)	587,966	17,998
Medivation, Inc. (a)	2,089,201	269,653
Neurocrine Biosciences, Inc. (a)	1,147,700	45,575
OvaScience, Inc. (a)	550,573	19,121
Receptos, Inc. (a)	1,030,845	169,976
Regeneron Pharmaceuticals, Inc. (a)	372,009	167,955
Repligen Corp. (a)	124,522	3,780
Synageva BioPharma Corp. (a)	276,700	26,987
		8,176,752
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	1,306,362	187,581
Boston Scientific Corp. (a)	26,694,502	473,827
C.R. Bard, Inc.	460,420	77,051
DexCom, Inc. (a)	2,456,458	153,136
IDEXX Laboratories, Inc. (a)	148,319	22,912
Medtronic PLC	7,452,008	581,182
Stryker Corp.	2,242,516	206,872
Zimmer Holdings, Inc.	2,920,984	343,274
		2,045,835
Health Care Providers & Services - 3.8%
Aetna, Inc.	3,003,072	319,917
AmerisourceBergen Corp.	5,673,460	644,902
Anthem, Inc.	2,277,447	351,661
Cardinal Health, Inc.	1,220,286	110,155
Cigna Corp.	2,403,903	311,161
HCA Holdings, Inc. (a)	1,656,844	124,644
Henry Schein, Inc. (a)	2,756,791	384,903
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	16,536,792	$ 1,956,137
Universal Health Services, Inc. Class B	718,688	84,597
		4,288,077
Health Care Technology - 0.7%
Cerner Corp. (a)	10,677,937	782,266
Life Sciences Tools & Services - 1.4%
Eurofins Scientific SA	113,677	30,649
ICON PLC (a)	182,106	12,844
Illumina, Inc. (a)	301,371	55,947
Mettler-Toledo International, Inc. (a)(f)	2,178,838	716,075
Thermo Fisher Scientific, Inc.	4,256,257	571,786
Waters Corp. (a)	959,090	119,234
		1,506,535
Pharmaceuticals - 3.5%
Actavis PLC (a)	711,714	211,820
Astellas Pharma, Inc.	16,739,100	274,268
Bayer AG	1,894,159	285,035
Bristol-Myers Squibb Co.	13,098,388	844,846
Jazz Pharmaceuticals PLC (a)	478,563	82,691
Johnson & Johnson	15,784,803	1,587,951
Lupin Ltd.	91,560	2,953
Mallinckrodt PLC (a)	269,300	34,107
Novo Nordisk A/S Series B	3,700,038	197,522
Sun Pharmaceutical Industries Ltd. (a)	800,000	13,153
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,410,427	399,370
		3,933,716
TOTAL HEALTH CARE		20,733,181
INDUSTRIALS - 7.4%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	401,642	41,895
Rockwell Collins, Inc.	73,600	7,106
The Boeing Co.	1,652,325	247,981
TransDigm Group, Inc.	200,000	43,744
United Technologies Corp.	184,800	21,659
		362,385
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,490,689	109,148
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	3,945,771	$ 652,828
XPO Logistics, Inc. (a)(e)	1,825,818	83,020
		844,996
Airlines - 1.0%
American Airlines Group, Inc.	1,474,800	77,840
Delta Air Lines, Inc.	1,405,119	63,174
Ryanair Holdings PLC sponsored ADR	4,352,606	290,624
Southwest Airlines Co.	12,229,125	541,750
United Continental Holdings, Inc. (a)	2,784,651	187,268
		1,160,656
Building Products - 0.1%
A.O. Smith Corp.	38,363	2,519
ASSA ABLOY AB (B Shares)	205,095	12,241
Fortune Brands Home & Security, Inc.	312,399	14,833
Toto Ltd.	3,687,000	54,748
		84,341
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	2,920,645	410,146
Electrical Equipment - 0.0%
Nidec Corp.	8,700	578
Sensata Technologies Holding BV (a)	133,507	7,670
		8,248
Industrial Conglomerates - 1.8%
3M Co.	6,553,864	1,081,060
Danaher Corp.	9,996,336	848,689
General Electric Co.	3,693,800	91,643
		2,021,392
Machinery - 0.5%
Deere & Co.	986,700	86,524
Illinois Tool Works, Inc.	4,057,122	394,109
PACCAR, Inc.	1,956,430	123,529
Rexnord Corp. (a)	470,410	12,555
		616,717
Professional Services - 0.2%
Equifax, Inc.	453,126	42,141
Robert Half International, Inc.	2,201,173	133,215
		175,356
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.1%
Canadian Pacific Railway Ltd. (e)	5,332,420	$ 976,344
J.B. Hunt Transport Services, Inc.	407,500	34,798
Swift Transporation Co. (a)	421,600	10,970
Union Pacific Corp.	11,948,820	1,294,177
		2,316,289
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (f)(g)	1,571,173	59,296
Class A (f)	6,021,770	227,262
		286,558
TOTAL INDUSTRIALS		8,287,084
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	1,079,519	30,809
F5 Networks, Inc. (a)	162,477	18,675
Palo Alto Networks, Inc. (a)	683,462	99,840
QUALCOMM, Inc.	5,201,506	360,672
		509,996
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A (f)	26,871,705	1,583,550
CDW Corp.	418,006	15,567
IPG Photonics Corp. (a)(e)	541,801	50,225
Keyence Corp.	22,500	12,278
		1,661,620
Internet Software & Services - 9.7%
Akamai Technologies, Inc. (a)	2,415,583	171,615
Alibaba Group Holding Ltd. sponsored ADR	2,184,055	181,801
Cimpress NV (a)	569,081	48,019
Constant Contact, Inc. (a)(f)	2,131,568	81,447
Dropbox, Inc. (a)(j)	5,464,028	104,363
eBay, Inc. (a)	651,700	37,590
Facebook, Inc. Class A (a)	47,582,762	3,912,017
Google, Inc.:
Class A (a)	4,809,587	2,667,878
Class C (a)	4,833,389	2,648,697
LinkedIn Corp. Class A (a)	1,023,158	255,646
LogMeIn, Inc. (a)	442,624	24,783
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	6,387,000	$ 121,289
Twitter, Inc. (a)	3,317,000	166,115
Yahoo!, Inc. (a)	9,195,439	408,599
		10,829,859
IT Services - 4.6%
Alliance Data Systems Corp. (a)	603,057	178,656
ASAC II LP (a)(j)	39,494,500	597,468
Cognizant Technology Solutions Corp. Class A (a)	2,772,500	172,976
Fidelity National Information Services, Inc.	3,364,561	228,992
Fiserv, Inc. (a)	3,297,831	261,848
FleetCor Technologies, Inc. (a)	823,347	124,260
Gartner, Inc. Class A (a)	838,777	70,331
MasterCard, Inc. Class A	17,528,690	1,514,304
Total System Services, Inc.	230,574	8,796
Visa, Inc. Class A	29,754,372	1,946,233
		5,103,864
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	664,500	28,514
Analog Devices, Inc.	2,307,019	145,342
ARM Holdings PLC	2,632,100	42,749
ASML Holding NV	608,057	61,432
Avago Technologies Ltd.	4,213,788	535,067
Broadcom Corp. Class A	4,190,507	181,428
Cavium, Inc. (a)	581,688	41,195
Freescale Semiconductor, Inc. (a)	7,479,697	304,872
Inphi Corp. (a)	342,037	6,099
Linear Technology Corp.	690,101	32,297
M/A-COM Technology Solutions Holdings, Inc. (a)	2,577,118	96,023
NXP Semiconductors NV (a)	3,721,653	373,505
Qorvo, Inc. (a)	2,610,880	208,087
Skyworks Solutions, Inc.	2,535,748	249,239
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,026,639	235,425
Texas Instruments, Inc.	575,000	32,881
		2,574,155
Software - 4.2%
Activision Blizzard, Inc.	5,580,974	126,828
Adobe Systems, Inc. (a)	5,098,086	376,952
Check Point Software Technologies Ltd. (a)	710,200	58,215
Electronic Arts, Inc. (a)	405,600	23,855
Informatica Corp. (a)	772,900	33,896
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	3,495,952	$ 338,968
Microsoft Corp.	27,629,252	1,123,267
Mobileye NV (a)(e)	8,286,815	348,295
Oracle Corp.	5,112,237	220,593
Qlik Technologies, Inc. (a)	2,610,381	81,261
Red Hat, Inc. (a)	822,810	62,328
salesforce.com, Inc. (a)	19,220,346	1,284,111
ServiceNow, Inc. (a)	1,362,140	107,309
Symantec Corp.	3,997,191	93,394
Tableau Software, Inc. (a)	345,700	31,984
Trion World Network, Inc.:
warrants 8/10/17 (a)(j)	124,282	0*
warrants 10/3/18 (a)(j)	181,908	0*
Ultimate Software Group, Inc. (a)	806,071	136,996
Workday, Inc. Class A (a)	2,406,495	203,132
Xero Ltd. (a)(e)	1,395,622	25,145
Zendesk, Inc.	1,344,971	30,517
		4,707,046
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	33,639,850	4,185,807
Nimble Storage, Inc. (a)	439,700	9,810
		4,195,617
TOTAL INFORMATION TECHNOLOGY		29,582,157
MATERIALS - 2.8%
Chemicals - 2.2%
Agrium, Inc.	597,027	62,222
Air Products & Chemicals, Inc.	675,390	102,173
CF Industries Holdings, Inc.	940,704	266,859
Ecolab, Inc.	2,610,585	298,599
Monsanto Co.	1,643,993	185,015
Olin Corp.	744,850	23,865
Platform Specialty Products Corp. (a)	3,375,300	86,610
PPG Industries, Inc.	3,791,056	855,035
Sherwin-Williams Co.	2,087,798	593,979
		2,474,357
Containers & Packaging - 0.3%
MeadWestvaco Corp.	503,536	25,111
Packaging Corp. of America	583,307	45,609
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	2,422,019	$ 156,220
Sealed Air Corp.	2,094,400	95,421
		322,361
Metals & Mining - 0.3%
B2Gold Corp. (a)(f)	47,257,024	70,519
Franco-Nevada Corp.	3,150,780	152,694
Ivanhoe Mines Ltd. (a)	3,008,263	2,185
Ivanhoe Mines Ltd. (a)(g)	16,068,594	11,672
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(g)	22,636,300	536
Randgold Resources Ltd. sponsored ADR	257,600	17,844
Tahoe Resources, Inc.	4,523,356	49,571
		305,021
Paper & Forest Products - 0.0%
International Paper Co.	1,424,875	79,066
TOTAL MATERIALS		3,180,805
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	665,000	35,804
TOTAL COMMON STOCKS (Cost $60,360,129)		108,562,704
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (j)	578,817	22,024
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(j)	1,228,555	2,101
TOTAL CONSUMER DISCRETIONARY		24,125
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intarcia Therapeutics, Inc. Series CC (a)(j)	2,100,446	68,033
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (j)	558,215	$ 43,239
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(j)	1,260,898	24,083
Series C (a)(j)	698,385	13,339
Pinterest, Inc.:
8.00% (j)	860,255	30,879
Series E, 8.00% (a)(j)	10,968,216	393,709
Series F, 8.00% (j)	691,144	24,809
Uber Technologies, Inc. Series D, 8.00% (k)	4,868,916	162,221
		649,040
IT Services - 0.0%
Nutanix, Inc. Series E (j)	3,060,752	42,300
Software - 0.1%
Cloudera, Inc. Series F (a)(j)	1,316,883	25,706
Cloudflare, Inc. Series D (j)	3,798,525	22,677
Trion World Network, Inc.:
Series C, 8.00% (a)(j)	3,950,196	1,936
Series C-1, 8.00% (a)(j)	310,705	152
Series D, 8.00% (a)(j)	333,435	163
		50,634
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(j)	2,007,356	31,736
TOTAL INFORMATION TECHNOLOGY		773,710
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (j)	2,538,649	31,200
TOTAL CONVERTIBLE PREFERRED STOCKS		940,307
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series P, 6.25%	1,177,233	$ 29,419
TOTAL PREFERRED STOCKS (Cost $606,431)		969,726
Corporate Bonds - 0.0%
		Principal Amount (000s) (d)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (j)		$ 1,303	1,303
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,616	15,819
TOTAL CORPORATE BONDS (Cost $19,162)			17,122
Bank Loan Obligations - 0.0%

INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 5.25% 10/15/21 (h) (Cost $53,899)		54,444	54,716
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	2,169,730,426	$ 2,169,730
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	846,771,678	846,772
TOTAL MONEY MARKET FUNDS (Cost $3,016,502)		3,016,502
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $64,056,123)		112,620,770
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(787,537)
NET ASSETS - 100%		$ 111,833,233
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,627,000 or 0.1% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,956,668,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Airbnb, Inc. Series D	4/16/14	$ 23,565
Altiostar Networks, Inc. Series D	1/7/15	$ 31,200
ASAC II LP	10/10/13	$ 394,945
Cloudera, Inc. Series F	2/5/14	$ 19,174
Cloudflare, Inc. Series D	11/5/14	$ 23,268
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Dropbox, Inc. Series C	1/30/14	$ 13,340
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 10/15/14	$ 117,531
Metro Bank PLC Class A	12/8/09 - 12/6/13	$ 80,047
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 26,058
Nutanix, Inc. Series E	8/26/14	$ 41,003
Pinterest, Inc. 8.00%	2/27/15	$ 30,879
Security	Acquisition Date	Acquisition Cost (000s)
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 11,739
Pure Storage, Inc. Series E	8/22/13	$ 13,914
Space Exploration Technologies Corp. Series G	1/20/15	$ 43,239
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 1,754
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 1,302
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 543
Fidelity Securities Lending Cash Central Fund	1,392
Total	$ 1,935
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Lease Corp. Class A	$ 53,907	$ -	$ -	$ 63	$ 59,296
Air Lease Corp. Class A	208,782	-	2,163	241	227,262
Amphenol Corp. Class A	1,363,053	102,605	14,361	3,292	1,583,550
B2Gold Corp.	93,908	-	19,176	-	70,519
Chipotle Mexican Grill, Inc.	1,312,660	13,021	14,064	-	1,246,651
Constant Contact, Inc.	79,053	-	831	-	81,447
Ivanhoe Mines Ltd.	20,530	476	12,991	-	-
Ivanhoe Mines Ltd.	14,107	-	-	-	-
Ivanhoe Mines Ltd. Class A warrants 12/10/15	1,364	-	-	-	-
Metro Bank PLC Class A	96,224	-	-	-	109,356
Mettler-Toledo International, Inc.	663,758	2,196	6,805	-	716,075
Noble Energy, Inc.	1,084,789	-	288,280	3,734	-
Total	$ 4,992,135	$ 118,298	$ 358,671	$ 7,330	$ 4,094,156
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,864,901	$ 18,545,336	$ 91,569	$ 227,996
Consumer Staples	7,599,036	7,599,036	-	-
Energy	2,204,154	2,204,154	-	-
Financials	18,129,126	17,452,709	567,061	109,356
Health Care	20,801,214	20,261,391	471,790	68,033
Industrials	8,330,323	8,231,758	55,326	43,239
Information Technology	30,355,867	28,704,010	176,316	1,475,541
Materials	3,180,805	3,180,805	-	-
Telecommunication Services	67,004	35,804	-	31,200
Corporate Bonds	17,122	-	15,819	1,303
Bank Loan Obligations	54,716	-	54,716	-
Money Market Funds	3,016,502	3,016,502	-	-
Total Investments in Securities:	$ 112,620,770	$ 109,231,505	$ 1,432,597	$ 1,956,668
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Equities - Information Technology (Amounts in thousands)
Beginning Balance	$ 1,181,751
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	262,911
Cost of Purchases	30,879
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,475,541
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 262,911
Other Investments in Securities:
Beginning Balance	$ 360,655
Net Realized Gain (Loss) on Investment Securities	1
Net Unrealized Gain (Loss) on Investment Securities	45,924
Cost of Purchases	74,547
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	481,127
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 45,924

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and proceeds of sales includes securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $64,372,809,000. Net unrealized appreciation aggregated $48,247,961,000, of which $48,845,804,000 related to appreciated investment securities and $597,843,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 03/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 1,303	Replacement cost	Recovery Rate	1.0%	Increase
Equities	$ 1,955,365	Discounted cash flow	Discount rate	10.0%	Decrease
			Probability of success	80.0%	Increase
		Last transaction price	Transaction price	$12.29 - $77.46/$36.83	Increase
		Market comparable	Discount rate	8.0% - 50.0%/12.8%	Decrease
			EV/Sales multiple	1.3 - 11.6/7.3	Increase
			EV/EBITDA multiple	7.1 - 15.7/15.6	Increase
			Discount for lack of marketability	10.0% - 30.0%/17.6%	Decrease
			P/B multiple	2.7	Increase
			Premium rate	20.0%	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
		Tender offer	Tender offer price	19.10	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Series Opportunistic
Insights Fund

March 31, 2015

1.951056.102

O1T-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Automobiles - 1.0%
Ford Motor Co.	78,700	$ 1,270,218
General Motors Co.	243,200	9,120,000
Harley-Davidson, Inc.	9,700	589,178
Mahindra & Mahindra Ltd. (a)	258,425	4,928,799
Maruti Suzuki India Ltd. (a)	85,792	5,350,528
PT Astra International Tbk	456,400	299,322
Tata Motors Ltd. sponsored ADR	70,774	3,189,076
Tesla Motors, Inc. (a)(d)	186,416	35,189,748
		59,936,869
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	7,400	379,398
Hotels, Restaurants & Leisure - 4.4%
ARAMARK Holdings Corp.	210,400	6,654,952
Chipotle Mexican Grill, Inc. (a)	100,014	65,063,108
Darden Restaurants, Inc.	126,600	8,778,444
Domino's Pizza, Inc.	64,600	6,495,530
Evolution Gaming Group AB	24,900	280,453
Hilton Worldwide Holdings, Inc. (a)	163,700	4,848,794
Marriott International, Inc. Class A	482,300	38,738,336
Royal Caribbean Cruises Ltd.	38,100	3,118,485
Sodexo SA	6,200	605,256
Starbucks Corp.	1,239,600	117,390,120
Whitbread PLC	236,900	18,431,846
		270,405,324
Household Durables - 0.2%
Harman International Industries, Inc.	47,100	6,293,973
Lennar Corp. Class A	37,400	1,937,694
Mohawk Industries, Inc. (a)	24,200	4,495,150
		12,726,817
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	213,007	79,259,905
Netflix, Inc. (a)	48,439	20,184,047
Priceline Group, Inc. (a)	55,650	64,784,948
TripAdvisor, Inc. (a)	575,605	47,873,068
Wayfair LLC Class A	20,300	652,036
		212,754,004
Leisure Products - 0.3%
Polaris Industries, Inc.	144,700	20,417,170
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.4%
Altice SA (a)	26,800	$ 2,906,164
CBS Corp. Class B	2,917	176,858
Charter Communications, Inc. Class A (a)	18,000	3,475,980
DISH Network Corp. Class A (a)	85,500	5,990,130
Legend Pictures LLC (f)(g)	4,436	10,656,647
Liberty Broadband Corp.:
Class A (a)	54,999	3,106,344
Class C (a)	164,374	9,303,568
Liberty Global PLC:
Class A (a)	596,152	30,683,943
Class C	525,252	26,162,802
Liberty Media Corp. Class C (a)	707,896	27,041,627
Naspers Ltd. Class N	37,400	5,766,180
Omnicom Group, Inc.	16,400	1,278,872
Starz Series A (a)	3,706	127,523
The Walt Disney Co.	816,800	85,674,152
		212,350,790
Multiline Retail - 0.5%
B&M European Value Retail S.A.	627,077	2,906,894
Dollar Tree, Inc. (a)	90,900	7,376,081
Dollarama, Inc.	76,900	4,298,701
Macy's, Inc.	48,700	3,161,117
Next PLC	100,641	10,487,683
Poundland Group PLC	267,381	1,446,917
		29,677,393
Specialty Retail - 2.5%
AutoZone, Inc. (a)	21,000	14,325,360
Boot Barn Holdings, Inc.	13,200	315,744
Foot Locker, Inc.	30,200	1,902,600
Home Depot, Inc.	165,000	18,745,650
L Brands, Inc.	38,300	3,611,307
O'Reilly Automotive, Inc. (a)	119,681	25,879,819
Signet Jewelers Ltd.	48,756	6,766,845
TJX Companies, Inc.	1,089,825	76,342,241
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	31,400	4,736,690
Zumiez, Inc. (a)	93,894	3,779,234
		156,405,490
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	23,400	969,462
Deckers Outdoor Corp. (a)	8,700	633,969
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	1,028,625	$ 103,201,946
Under Armour, Inc. Class A (sub. vtg.) (a)	767,800	61,999,850
VF Corp.	44,300	3,336,233
		170,141,460
TOTAL CONSUMER DISCRETIONARY		1,145,194,715
CONSUMER STAPLES - 7.3%
Beverages - 0.8%
Anheuser-Busch InBev SA NV ADR	42,900	5,229,939
Boston Beer Co., Inc. Class A (a)(d)	121,332	32,444,177
Monster Beverage Corp. (a)	53,400	7,390,293
		45,064,409
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	85,800	3,418,993
Costco Wholesale Corp.	346,100	52,432,420
CVS Health Corp.	623,400	64,341,114
Diplomat Pharmacy, Inc.	100,000	3,458,000
Sprouts Farmers Market LLC (a)	190,640	6,716,247
Walgreens Boots Alliance, Inc.	7,900	668,972
		131,035,746
Food Products - 1.1%
Associated British Foods PLC	978,968	40,923,028
Mead Johnson Nutrition Co. Class A	38,900	3,910,617
Mondelez International, Inc.	521,665	18,826,890
Pinnacle Foods, Inc.	16,300	665,203
The Hain Celestial Group, Inc. (a)	62,200	3,983,910
Want Want China Holdings Ltd.	508,000	539,279
		68,848,927
Household Products - 1.8%
Colgate-Palmolive Co.	1,399,815	97,063,172
Procter & Gamble Co.	194,800	15,961,912
		113,025,084
Personal Products - 1.5%
AMOREPACIFIC Group, Inc.	418	565,410
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Estee Lauder Companies, Inc. Class A	1,084,216	$ 90,163,403
L'Oreal SA	11,478	2,114,754
		92,843,567
TOTAL CONSUMER STAPLES		450,817,733
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	299,850	25,019,484
Oil, Gas & Consumable Fuels - 1.3%
Birchcliff Energy Ltd. (a)	65,700	351,700
Chevron Corp.	492	51,650
Continental Resources, Inc. (a)	76,377	3,335,384
Diamondback Energy, Inc. (a)	12,900	991,236
EOG Resources, Inc.	614,314	56,326,451
Kinder Morgan, Inc.	203,541	8,560,934
Marathon Petroleum Corp.	30,900	3,163,851
Pioneer Natural Resources Co.	7,700	1,259,027
TAG Oil Ltd. (a)	1,137,300	1,194,275
Tesoro Corp.	35,600	3,249,924
Valero Energy Corp.	40,100	2,551,162
		81,035,594
TOTAL ENERGY		106,055,078
FINANCIALS - 11.0%
Banks - 4.2%
Banco Santander Chile sponsored ADR	175,900	3,813,512
Bank of America Corp.	1,878,400	28,908,576
Citigroup, Inc.	591,027	30,449,711
HDFC Bank Ltd. sponsored ADR	358,347	21,103,055
JPMorgan Chase & Co.	238,200	14,430,156
Kotak Mahindra Bank Ltd.	107,783	2,272,798
U.S. Bancorp	398,769	17,414,242
Wells Fargo & Co.	2,649,996	144,159,782
		262,551,832
Capital Markets - 1.4%
Ameriprise Financial, Inc.	80,600	10,545,704
BlackRock, Inc. Class A	129,253	47,285,918
Charles Schwab Corp.	253,200	7,707,408
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	256,142	$ 9,141,708
Oaktree Capital Group LLC Class A	176,390	9,112,307
WisdomTree Investments, Inc.	40,800	875,568
		84,668,613
Consumer Finance - 0.5%
American Express Co.	343,655	26,846,329
Discover Financial Services	27,300	1,538,355
		28,384,684
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class A (a)	859	186,832,500
McGraw Hill Financial, Inc.	259,600	26,842,640
		213,675,140
Insurance - 1.0%
ACE Ltd.	47,836	5,333,236
AIA Group Ltd.	311,200	1,958,886
Direct Line Insurance Group PLC	675,100	3,194,604
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,500	6,446,646
Marsh & McLennan Companies, Inc.	470,378	26,383,502
Prudential PLC	521,464	12,940,361
The Chubb Corp.	65,956	6,668,152
The Travelers Companies, Inc.	12,400	1,340,812
		64,266,199
Real Estate Investment Trusts - 0.5%
American Tower Corp.	176,200	16,589,230
Equity Residential (SBI)	148,800	11,585,568
		28,174,798
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	6,800	263,228
TOTAL FINANCIALS		681,984,494
HEALTH CARE - 20.1%
Biotechnology - 10.0%
Agios Pharmaceuticals, Inc. (a)	69,097	6,515,847
Alexion Pharmaceuticals, Inc. (a)	132,800	23,014,240
Alnylam Pharmaceuticals, Inc. (a)	17,200	1,796,024
Amgen, Inc.	170,287	27,220,377
Auspex Pharmaceuticals, Inc. (a)	5,334	534,840
Biogen, Inc. (a)	512,099	216,228,682
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
bluebird bio, Inc. (a)	20,200	$ 2,439,554
Celgene Corp. (a)	230,300	26,548,984
Celldex Therapeutics, Inc. (a)	24,400	680,028
Cellectis SA sponsored ADR	37,900	1,310,961
Enanta Pharmaceuticals, Inc. (a)	74,626	2,285,048
Exact Sciences Corp. (a)(d)	137,623	3,030,458
Gilead Sciences, Inc. (a)	2,346,895	230,300,806
Insmed, Inc. (a)	29,800	619,840
Juno Therapeutics, Inc.	1,800	109,188
Karyopharm Therapeutics, Inc. (a)	18,900	578,529
Medivation, Inc. (a)	110,492	14,261,202
Neurocrine Biosciences, Inc. (a)	62,200	2,469,962
OvaScience, Inc. (a)(d)	1,097,674	38,122,218
Receptos, Inc. (a)	60,201	9,926,543
Regeneron Pharmaceuticals, Inc. (a)	20,600	9,300,488
Repligen Corp. (a)	7,186	218,167
Synageva BioPharma Corp. (a)	16,000	1,560,480
Vertex Pharmaceuticals, Inc. (a)	6,300	743,211
		619,815,677
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	76,153	10,934,809
Boston Scientific Corp. (a)	1,275,900	22,647,225
C.R. Bard, Inc.	25,378	4,247,008
DexCom, Inc. (a)	142,825	8,903,711
IDEXX Laboratories, Inc. (a)	8,100	1,251,288
Medtronic PLC	375,781	29,307,160
Stryker Corp.	21,400	1,974,150
Zimmer Holdings, Inc.	153,900	18,086,328
		97,351,679
Health Care Providers & Services - 3.8%
Aetna, Inc.	170,900	18,205,977
AmerisourceBergen Corp.	254,375	28,914,806
Anthem, Inc.	124,600	19,239,486
Cardinal Health, Inc.	54,650	4,933,256
Cigna Corp.	129,601	16,775,553
HCA Holdings, Inc. (a)	81,200	6,108,676
Henry Schein, Inc. (a)	390,663	54,544,368
UnitedHealth Group, Inc.	696,866	82,432,279
Universal Health Services, Inc. Class B	39,200	4,614,232
		235,768,633
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.7%
Cerner Corp. (a)	613,777	$ 44,965,303
Life Sciences Tools & Services - 1.2%
Eurofins Scientific SA	6,000	1,617,714
ICON PLC (a)	10,600	747,618
Illumina, Inc. (a)	23,969	4,449,605
Mettler-Toledo International, Inc. (a)	89,038	29,262,339
Thermo Fisher Scientific, Inc.	237,819	31,948,604
Waters Corp. (a)	54,024	6,716,264
		74,742,144
Pharmaceuticals - 2.8%
Actavis PLC (a)	45,857	13,647,960
Astellas Pharma, Inc.	918,200	15,044,616
Biodelivery Sciences International, Inc. (a)	574,066	6,027,693
Bristol-Myers Squibb Co.	682,332	44,010,414
Jazz Pharmaceuticals PLC (a)	27,600	4,769,004
Johnson & Johnson	622,026	62,575,816
Lupin Ltd.	5,201	167,726
Mallinckrodt PLC (a)	14,500	1,836,425
Novo Nordisk A/S Series B	52,500	2,802,649
Sun Pharmaceutical Industries Ltd. (a)	42,916	705,570
Teva Pharmaceutical Industries Ltd. sponsored ADR	328,900	20,490,470
		172,078,343
TOTAL HEALTH CARE		1,244,721,779
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.2%
Rockwell Collins, Inc.	4,200	405,510
The Boeing Co.	54,300	8,149,344
TransDigm Group, Inc.	11,400	2,493,408
United Technologies Corp.	10,400	1,218,880
		12,267,142
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	79,845	5,846,251
FedEx Corp.	188,600	31,203,870
XPO Logistics, Inc. (a)(d)	335,196	15,241,362
		52,291,483
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.9%
American Airlines Group, Inc.	82,200	$ 4,338,516
Delta Air Lines, Inc.	94,000	4,226,240
Ryanair Holdings PLC sponsored ADR	167,141	11,160,005
Southwest Airlines Co.	658,700	29,180,410
United Continental Holdings, Inc. (a)	149,600	10,060,600
		58,965,771
Building Products - 0.1%
A.O. Smith Corp.	2,280	149,705
ASSA ABLOY AB (B Shares)	12,000	716,197
Fortune Brands Home & Security, Inc.	17,100	811,908
Toto Ltd.	196,000	2,910,396
		4,588,206
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	14,585	2,048,172
Electrical Equipment - 0.0%
Nidec Corp.	400	26,553
Sensata Technologies Holding BV (a)	7,900	453,855
		480,408
Industrial Conglomerates - 1.8%
3M Co.	309,877	51,114,211
Danaher Corp.	632,420	53,692,458
General Electric Co.	200,100	4,964,481
		109,771,150
Machinery - 0.6%
Deere & Co.	56,400	4,945,716
Illinois Tool Works, Inc.	250,132	24,297,822
PACCAR, Inc.	118,855	7,504,505
Rexnord Corp. (a)	26,133	697,490
		37,445,533
Professional Services - 0.3%
Equifax, Inc.	25,400	2,362,200
Robert Half International, Inc.	102,312	6,191,922
Verisk Analytics, Inc. (a)	117,622	8,398,211
		16,952,333
Road & Rail - 1.7%
Canadian Pacific Railway Ltd.	241,600	44,235,948
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	21,900	$ 1,870,151
Union Pacific Corp.	534,060	57,844,039
		103,950,138
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	286,119	10,798,131
TOTAL INDUSTRIALS		409,558,467
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	59,600	1,700,984
Palo Alto Networks, Inc. (a)	37,400	5,463,392
QUALCOMM, Inc.	106,651	7,395,180
		14,559,556
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	1,368,832	80,665,270
CDW Corp.	24,200	901,208
IPG Photonics Corp. (a)(d)	29,946	2,775,994
Keyence Corp.	1,200	654,836
		84,997,308
Internet Software & Services - 12.2%
Akamai Technologies, Inc. (a)	129,200	9,179,014
Alibaba Group Holding Ltd. sponsored ADR	119,900	9,980,476
Cimpress NV (a)	29,826	2,516,718
Constant Contact, Inc. (a)	50,500	1,929,605
eBay, Inc. (a)	33,600	1,938,048
Facebook, Inc. Class A (a)	5,426,394	446,130,977
Google, Inc.:
Class A (a)	186,761	103,596,327
Class C (a)	194,161	106,400,228
LinkedIn Corp. Class A (a)	70,578	17,634,619
LogMeIn, Inc. (a)	17,400	974,226
SurveyMonkey (g)	458,038	7,837,030
Tencent Holdings Ltd.	258,800	4,914,591
Twitter, Inc. (a)	186,900	9,359,952
Yahoo!, Inc. (a)	806,395	35,832,162
		758,223,973
IT Services - 4.6%
Alliance Data Systems Corp. (a)	29,704	8,799,810
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ASAC II LP (a)(g)	1,788,160	$ 27,051,084
Cognizant Technology Solutions Corp. Class A (a)	149,100	9,302,349
Fidelity National Information Services, Inc.	473,203	32,206,196
Fiserv, Inc. (a)	34,900	2,771,060
FleetCor Technologies, Inc. (a)	48,293	7,288,380
Gartner, Inc. Class A (a)	28,983	2,430,225
Global Payments, Inc.	34,400	3,153,792
MasterCard, Inc. Class A	1,418,010	122,501,884
Total System Services, Inc.	13,400	511,210
Visa, Inc. Class A	1,088,360	71,189,628
		287,205,618
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	37,000	1,587,670
Analog Devices, Inc.	136,000	8,568,000
ARM Holdings PLC	151,500	2,460,553
ASML Holding NV	35,000	3,536,050
Avago Technologies Ltd.	378,600	48,074,628
Broadcom Corp. Class A	175,100	7,580,955
Cavium, Inc. (a)	115,342	8,168,520
Freescale Semiconductor, Inc. (a)	426,749	17,394,289
Inphi Corp. (a)	20,566	366,692
Linear Technology Corp.	41,200	1,928,160
M/A-COM Technology Solutions Holdings, Inc. (a)	148,182	5,521,261
NXP Semiconductors NV (a)	162,502	16,308,701
Qorvo, Inc. (a)	144,079	11,483,096
Skyworks Solutions, Inc.	143,200	14,075,128
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	724,500	17,011,260
Texas Instruments, Inc.	32,800	1,875,668
		165,940,631
Software - 4.9%
Activision Blizzard, Inc.	27,500	624,938
Adobe Systems, Inc. (a)	301,927	22,324,482
Check Point Software Technologies Ltd. (a)	38,200	3,131,254
Electronic Arts, Inc. (a)	11,200	658,728
Informatica Corp. (a)	43,600	1,912,078
Intuit, Inc.	190,200	18,441,792
Microsoft Corp.	1,128,722	45,888,193
Mobileye NV (a)	371,595	15,618,138
Oracle Corp.	270,700	11,680,705
Qlik Technologies, Inc. (a)	146,432	4,558,428
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	45,700	$ 3,461,775
salesforce.com, Inc. (a)	1,384,645	92,508,132
ServiceNow, Inc. (a)	332,038	26,157,954
Symantec Corp.	219,500	5,128,618
Tableau Software, Inc. (a)	19,400	1,794,888
Ultimate Software Group, Inc. (a)	244,645	41,578,641
Workday, Inc. Class A (a)	104,860	8,851,233
Xero Ltd. (a)	78,118	1,407,465
Zendesk, Inc.	74,010	1,679,287
		307,406,729
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	1,315,363	163,670,618
Nimble Storage, Inc. (a)	24,700	551,057
Xaar PLC	175,812	1,074,494
		165,296,169
TOTAL INFORMATION TECHNOLOGY		1,783,629,984
MATERIALS - 3.4%
Chemicals - 3.0%
Agrium, Inc.	31,700	3,303,778
Air Products & Chemicals, Inc.	39,900	6,036,072
CF Industries Holdings, Inc.	48,600	13,786,848
Ecolab, Inc.	315,548	36,092,380
Monsanto Co.	65,269	7,345,373
Olin Corp.	41,600	1,332,864
Platform Specialty Products Corp. (a)	202,100	5,185,886
PPG Industries, Inc.	336,982	76,002,920
Sherwin-Williams Co.	134,900	38,379,050
		187,465,171
Containers & Packaging - 0.2%
MeadWestvaco Corp.	29,100	1,451,217
Packaging Corp. of America	32,800	2,564,632
Rock-Tenn Co. Class A	99,700	6,430,650
Sealed Air Corp.	108,200	4,929,592
		15,376,091
Metals & Mining - 0.1%
B2Gold Corp. (a)	515,802	769,702
Franco-Nevada Corp.	12,100	586,395
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Ivanhoe Mines Ltd. (a)	91,900	$ 66,755
Primero Mining Corp. (a)	439,300	1,481,040
Randgold Resources Ltd. sponsored ADR	15,600	1,080,612
		3,984,504
Paper & Forest Products - 0.1%
International Paper Co.	82,000	4,550,180
TOTAL MATERIALS		211,375,946
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	35,500	1,911,320
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	18,300	579,927
TOTAL TELECOMMUNICATION SERVICES		2,491,247
TOTAL COMMON STOCKS (Cost $4,067,032,669)		6,035,829,443
Convertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (g)	30,930	1,176,887
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(g)	1,349,024	10,738,231
TOTAL CONSUMER DISCRETIONARY		11,915,118
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (g)	2,372,991	6,756,617
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (g)	32,066	2,483,832
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 0.9%
Dropbox, Inc. Series C (a)(g)	394,740	$ 7,539,534
Pinterest, Inc.:
8.00% (g)	73,867	2,651,490
Series E, 8.00% (a)(g)	518,803	18,622,672
Series F, 8.00% (g)	424,569	15,240,100
Uber Technologies, Inc. Series D, 8.00% (g)	264,940	8,827,165
		52,880,961
IT Services - 0.1%
Nutanix, Inc. Series E (g)	171,960	2,376,487
Software - 0.3%
Cloudera, Inc. Series F (a)(g)	70,040	1,367,181
Cloudflare, Inc. Series D (g)	217,943	1,301,120
Magic Leap, Inc. Series B, 8.00% (g)	1,675,597	18,096,448
		20,764,749
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(g)	92,626	1,464,417
TOTAL INFORMATION TECHNOLOGY		77,486,614
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (g)	146,461	1,800,006
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $72,254,069)		100,442,187
Bank Loan Obligations - 0.1%
Principal Amount
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc. Tranche B, term loan 5.25% 10/15/21 (e) (Cost $3,081,078)	$ 3,112,200	3,127,761
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	68,348,244	$ 68,348,244
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	93,851,937	93,851,937
TOTAL MONEY MARKET FUNDS (Cost $162,200,181)		162,200,181
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $4,304,567,997)		6,301,599,572
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(94,337,497)
NET ASSETS - 100%		$ 6,207,262,075
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $145,986,947 or 2.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 1,259,254
Altiostar Networks, Inc. Series D	1/7/15	$ 1,800,006
ASAC II LP	10/10/13	$ 17,881,600
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$ 6,232,491
Cloudera, Inc. Series F	2/5/14	$ 1,019,782
Cloudflare, Inc. Series D	11/5/14	$ 1,335,010
Dropbox, Inc. Series C	1/30/14	$ 7,540,008
Legend Pictures LLC	10/15/14	$ 9,401,163
Magic Leap, Inc. Series B, 8.00%	10/17/14	$ 19,369,901
Nutanix, Inc. Series E	8/26/14	$ 2,303,662
Oportun Finance Corp. Series H	2/6/15	$ 6,756,617
Pinterest, Inc. 8.00%	2/27/15	$ 2,651,490
Pinterest, Inc. Series E, 8.00%	10/23/13	$ 7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$ 7,211,381
Pure Storage, Inc. Series E	8/22/13	$ 642,037
Space Exploration Technologies Corp. Series G	1/20/15	$ 2,483,832
SurveyMonkey	12/15/14	$ 7,534,725
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 4,110,027
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,503
Fidelity Securities Lending Cash Central Fund	100,407
Total	$ 125,910
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,157,109,833	$ 1,129,187,540	$ 5,350,528	$ 22,571,765
Consumer Staples	450,817,733	450,817,733	-	-
Energy	106,055,078	106,055,078	-	-
Financials	688,741,111	669,044,133	12,940,361	6,756,617
Health Care	1,244,721,779	1,226,874,514	17,847,265	-
Industrials	412,042,299	406,621,518	2,936,949	2,483,832
Information Technology	1,861,116,598	1,740,711,890	8,029,980	112,374,728
Materials	211,375,946	211,375,946	-	-
Telecommunication Services	4,291,253	2,491,247	-	1,800,006
Bank Loan Obligations	3,127,761	-	3,127,761	-
Money Market Funds	162,200,181	162,200,181	-	-
Total Investments in Securities:	$ 6,301,599,572	$ 6,105,379,780	$ 50,232,844	$ 145,986,948
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 91,040,864
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	18,682,374
Cost of Purchases	2,651,490
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 112,374,728
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 18,682,374
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 16,990,393
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	5,581,372
Cost of Purchases	11,040,455
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 33,612,220
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 5,581,372

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $4,309,513,003. Net unrealized appreciation aggregated $1,992,086,569, of which $2,018,410,049 related to appreciated investment securities and $26,323,480 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 145,986,948	Discount Cash flow	Discount rate	8.0%	Decrease
			P/E Multiple	15.3	Increase
			Discount for lack of marketability	15.0%	Decrease
		Last transaction price	Transaction price	$2.85 - $77.46/$32.61	Increase
		Market comparable	Discount rate	10.0% - 26.0%/20.8%	Decrease
			EV/Sales multiple	1.8 - 11.6 / 3.6	Increase
			EV/EBITDA multiple	15.7 - 28.9/21.3	Increase
			Discount for lack of marketability	10.0% - 20.0%/14.7%	Decrease
			Premium rate	20.0%	Increase
		Partnership NAV	Discount rate	10.0%	Decrease
		Tender offer	Tender offer price	$19.10	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015